Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Adjustments Resulting From Foreign Currency Translations
 Amounts credited or charged to the statement of operations for the years ended December 31, 2011, December 31, 2010 and December 31, 2009 were as follows:

	Year ended December 31,
	(in thousands)
	2011	2010	2009

Amounts charged	$391	$3,731	$1,639

Estimated Useful Lives Of Assets
Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5
Computer equipment and software	4-8

Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2011	2010	2009
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,379,338	59,718,934	58,636,878
Effect of dilutive share options outstanding	691,348	918,169	1,263,626
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	61,070,686	60,637,103	59,900,504